Income Taxes Uncertain Income Tax Positions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Countries		Dec. 31, 2011		Dec. 31, 2010
Income Tax Contingency [Line Items]
Number of significant foreign jurisdictions	16
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 6.6
Deferred Tax Assets, Other	16.7
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	0.1
Balance at beginning of year	8.1	[1]	17.3	[1]	14.4
Additions for the current year	5.5		4.9		6.1
Additions for tax positions on acquisitions	0		1.4		0
Adjustments	9.7		0		(0.6)
Settlements during the period	0		(15.5)		(2.6)
Balance at end of year	$ 23.3	[1]	$ 8.1	[1]	$ 17.3	[1]

[1]	As of December 31, 2012, we have recognized an offsetting non-current deferred tax asset of $16.7 million relating to specific uncertain tax positions presented above.